PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)


                                                                               Number         Market
                              Common Stocks                                   of Shares       Value
--------------------------------------------------------------------------   -----------    ----------


Financial Services (23.4%)
   General Electric Company
     (Diversified financial and industrial company)                             106,000   $  6,114,875
   Northern Trust Corporation
     (Bank specializing in trust services)                                       68,000      6,043,500
   State Street Corporation
     (Provider of U.S. and global securities custodial services)                 92,000     11,960,000
                                                                                          -------------
                                                                                            24,118,375
                                                                                          -------------
Computer Equipment (11.2%)
   Hewlett-Packard Company
     (Manufacturer of printers, computers, and supplies)                         49,000      4,753,000
   Intel Corporation
     (Manufacturer of microprocessors, microcontrollers,
     and memory chips)                                                          150,000      6,243,750
   International Business Machines Corporation
     (Global provider of information technology, hardware,
     software, and services)                                                      4,600        517,500
                                                                                          -------------
                                                                                            11,514,250
                                                                                          -------------
Industrial Services (9.9%)
   G&K Services Inc., Class A
     (Uniform rental service)                                                    83,000      2,329,188
   Interpublic Group of Companies, Inc.
     (Worldwide advertising agencies)                                           175,000      5,960,938
   Omnicom Group, Inc.
     (Worldwide advertising agencies)                                            27,000      1,969,312
                                                                                          -------------
                                                                                            10,259,438
                                                                                          -------------
Pharmaceutical (7.8%)
   American Home Products Corporation
     (Prescription pharmaceuticals)                                              17,500        989,844
   Merck & Company
     (Prescription pharmaceuticals)                                              95,000      7,071,562
                                                                                          -------------
                                                                                             8,061,406
                                                                                          -------------
Medical Products (6.8%)
   Medtronic, Inc.
     (Manufacturer of implantable biomedical devices)                           135,000      6,994,687
                                                                                          -------------

Specialty Retailing (6.7%)
   Walgreen Company
     (Retail drug store chain)                                                   96,000      3,642,000
   Wal-Mart Stores, Inc.
     (Leading discount retailer)                                                 65,000      3,128,125
                                                                                          -------------
                                                                                             6,770,125
                                                                                          -------------
Software (6.5%)
   Microsoft Corporation*
     (Personal computer software)                                               111,000      6,687,750
                                                                                          -------------


* Non-income producing security


                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2000
                                  (UNAUDITED)


                                                                               Number         Market
                              Common Stocks                                   of Shares       Value
--------------------------------------------------------------------------   -----------    ----------


Investment Management (6.4%)
   T. Rowe Price Associates, Inc.
     (No-load mutual fund company)                                              140,000   $  6,571,250
                                                                                          -------------

Electronic Equipment (6.4%)
   American Power Conversion*
     (Leading producer of uninterruptible power supply products)                191,000      3,664,812
   Molex, Inc.
     (Supplier of interconnection products)                                      70,000      2,900,625
                                                                                          -------------
                                                                                             6,565,437
                                                                                          -------------
Restaurants (4.1%)
   McDonald's Corporation
     (Fast food restaurants and franchising)                                    138,000      4,165,875
                                                                                          -------------

Consumer Products (3.8%)
   Clorox Company
     (Manufacturer of bleach and other consumer products)                       100,000      3,956,250
                                                                                          -------------

Financial Processing (3.5%)
   Automatic Data Processing, Inc.
     (Leading provider of computing and data processing services)                31,500      2,106,563
   First Data Corporation
     (Leading provider of credit card processing and money transfer services)    39,000      1,523,437
                                                                                          -------------
                                                                                             3,630,000
                                                                                          -------------
Telecommunications (1.9%)
    Motorola, Inc.
     (Manufacturer of communication equipment)                                   31,000        875,750
    Nokia Corporation
     (Leading manufacturer of wireless handsets)                                 29,000      1,154,563
                                                                                          -------------
                                                                                             2,030,313

Instruments & Testing (1.0%)
    Agilent Technologies, Inc.*
     (Designs and manufactures test and measurement systems for the
     electronics and healthcare industries)                                      21,070      1,031,113
                                                                                          -------------


Total Common Stocks - 99.4%                                                                102,356,269
Cash and Other Assets, Less Liabilities - 0.6%                                                 583,879
Net Assets - 100%                                                                         $102,940,148
                                                                                          =============

Net Asset Value Per Share
(Based on 2,587,143 shares outstanding at September 30, 2000)                             $      39.79
                                                                                          =============

* Non-income producing security

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